Commitments and Contingencies (Tables)	6 Months Ended
Sep. 30, 2013
Commitments and Contingencies
Schedule of major contractual obligations

(amounts in thousands)	Less than 1-year		1-2 years		Thereafter	Total

Debt obligations*	2,328	*	166,805	*	—	169,133	*
Land and lease payment**	363		609		729	1,701

*Amounts include estimates of future interest and tax compensation to be incurred between now and the debt’s maturity.

**Amounts may change in the future as mineral leases are converted to mining leases.